Northern Lights Fund Trust

Power Momentum Index Fund

Incorporated herein by reference is the definitive version of the supplement for Power Momentum Index Fund pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on January 11, 2017 (SEC Accession No. 0001580642-17-000163).